Schedule of Navitas Term Loan (Details) (Parenthetical)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	May 09, 2023
Short-Term Debt [Line Items]
Interest rate		14.00%
Loan And Security Agreement [Member] | Navitas Term Loan [Member]
Short-Term Debt [Line Items]
Maturity date	May 09, 2025	May 09, 2025
Interest rate	15.00%		15.00%
Loan And Security Agreement [Member] | Navitas Term Loan [Member] | Previously Reported [Member]
Short-Term Debt [Line Items]
Maturity date		May 09, 2025
Interest rate		15.00%